Trade and other payables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ifrs Statement [Line Items]
Trade payables	$ 837,843	$ 781,161	$ 885,438
Advance receipts from customers	65,044	60,157	72,865
Deposit received	54,895	41,324	47,468
Other payable	92,678	57,911	41,995
Total trade and other payables	1,050,460	940,553	1,047,766
Payables for property, plant, and equipment	506,700	483,000	660,700
Neither past due nor impaired/ Current
ifrs Statement [Line Items]
Trade payables	705,835	659,094	814,553
Within 30 days
ifrs Statement [Line Items]
Trade payables	658,804	630,896	788,936
Within 30 days | Past due but not impaired
ifrs Statement [Line Items]
Trade payables	46,318	55,394	24,554
31-60 days
ifrs Statement [Line Items]
Trade payables	68,358	43,984	36,596
31-60 days | Past due but not impaired
ifrs Statement [Line Items]
Trade payables	22,052	7,658	10,458
Over 60 days
ifrs Statement [Line Items]
Trade payables	110,681	106,281	59,906
Over 60 days | Past due but not impaired
ifrs Statement [Line Items]
Trade payables	$ 63,638	$ 59,015	$ 35,873
Minimum
ifrs Statement [Line Items]
Settlement term on trade payables	30 days
Maximum
ifrs Statement [Line Items]
Settlement term on trade payables	60 days